Related party transactions - Prepayment for investment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Related party transactions
Amounts due from and prepayments to related parties	¥ 484,349	$ 74,230	¥ 927,306
Tencent
Related party transactions
Amounts due from and prepayments to related parties	35,078		¥ 0
Tencent | Prepayment for advertising resources, marketing and cloud services
Related party transactions
Amounts due from and prepayments to related parties	11,100
Tencent | Withheld in relation to reissuance of treasury shares in 2019
Related party transactions
Amounts due from and prepayments to related parties	¥ 24,000